                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549
                                   Form 13F
                             Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: September 30, 1999
Check here if Amendment [ ]; Amendment Number: ________
This Amendment (Check only one.): [ ] is a restatement.
[ ] adds new holdings
entries.
Institutional Investment Manager Filing this Report:
Name: Navellier & Associates, Inc.
Address: One E. Liberty St.
         Reno, NV 89501

Form 13F File Number: 28-2824
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.
Person Signing this Report on Behalf of Reporting Manager:
Name: Arjen Kuyper
Title: Chief Operations Officer
Phone: (775) 785-9421
Signature, Place, and Date of Signing:
Arjen Kuyper  Reno, Nevada  October 26, 1999
[Signature] [City, State] [Date]
Report Type (Check only one.):
[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)
List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]
Form 13F File Number Name
28-____________ ________________________
[Repeat as necessary.]


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Form 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers: ______________
Form 13F Information Table Entry Total: ______________
Form 13F Information Table Value Total: $______________
(thousands)
List of Other Included Managers:
Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]
No. Form 13F File Number Name
____ 28-____________ ________________________
[Repeat as necessary.


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Navellier & Associates Inc.
FORM 13F
September 30, 1999

                                                                                                         Voting Authority
                                Title                                                                    ----------------
                                 of                Value     Shares/  Sh/   Put/    Invstmt
Name of Issuer                  class   CUSIP      (x$1000)  Prn Amt  Prn   Call    Dscretn   Managers     Sole     Shared     None
------------------              -----   ------     --------  -------  ---   ----    -------   --------     ----     ------     ----
AMBI Inc.                       COM     00163N102       102     35000 SH            Sole                  35000
AT&T Corporation                COM     001957109       266      6110 SH            Sole                   6110
Abercrombie & Fitch             COM     002896207     22967    674260 SH            Sole                 674260
Adaptec Inc.                    COM     00651F108     52798   1330330 SH            Sole                1330330
Adobe Systems                   COM     00724F101     63766    561815 SH            Sole                 561815
Advanced Digital Info Corp.     COM     007525108       407     14625 SH            Sole                  14625
Advanced Energy Industries      COM     007973100      5160    167130 SH            Sole                 167130
Alpha Inds Inc.                 COM     020753109     38695    686015 SH            Sole                 686015
America Online                  COM     02364J104      1275     12255 SH            Sole                  12255
America West Holding Corp.      COM     023657208       217     12546 SH            Sole                  12546
American Freightways Corp.      COM     02629V108      2355    129488 SH            Sole                 129488
Ameritech                       COM     030954101       785     11755 SH            Sole                  11755
Ameritrade Holding Corp.        COM     03072H109       578     31475 SH            Sole                  31475
Amgen                           COM     031162100      1052     12910 SH            Sole                  12910
Ampco-Pittsburgh Corp           COM     032037103       187     13870 SH            Sole                  13870
Andersons Inc.                  COM     034164103       197     22570 SH            Sole                  22570
Andrx Corp.                     COM     034551101     32151    549300 SH            Sole                 549300
Anheuser Busch Cos Inc          COM     035229103       807     11525 SH            Sole                  11525
Antec Corporation               COM     03664P105      3185     59955 SH            Sole                  59955
Apache                          COM     037411105       306      7090 SH            Sole                   7090
Aphton Corporation              COM     03759P101       132     10000 SH            Sole                  10000
Applied Micro Circuits          COM     03822W109     58423   1024965 SH            Sole                1024965
Apria Healthcare Gp.            COM     037933108     20425   1219415 SH            Sole                1219415
Arctic Cat Inc.                 COM     039670104       206     21505 SH            Sole                  21505
Arnold Inds Inc                 COM     042595108       220     17390 SH            Sole                  17390


Arthrocare Corp                 COM     043136100     22566    413115 SH            Sole                 413115
Arvin Industries Inc.           COM     043339100       309      9980 SH            Sole                   9980
Aseco Corp.                     COM     043659101       125     40000 SH            Sole                  40000
Atmel Corp.                     COM     049513104       230      6800 SH            Sole                   6800
Best Buy                        COM     086516101      3527     56885 SH            Sole                  56885
Bindley Western Ind.            COM     090324104      1478    103262 SH            Sole                 103262
Biogen                          COM     090597105      2749     34875 SH            Sole                  34875
Briggs & Stratton               COM     109043109       230      3940 SH            Sole                   3940
BroadVision Inc.                COM     111412102     46233    347455 SH            Sole                 347455
Broadcom Corp.                  COM     111320107      1128     10345 SH            Sole                  10345
Buffets Inc.                    COM     119882108       246     21180 SH            Sole                  21180
CMG Information                 COM     125750109       234      2280 SH            Sole                   2280
Cal Pine                        COM     131347106      4479     52660 SH            Sole                  52660
Catalina Marketing Corp.        COM     148867104     23801    280635 SH            Sole                 280635
Cerprobe Corp.                  COM     156787103       522    110000 SH            Sole                 110000
Charles Schwab                  COM     808513105       609     18210 SH            Sole                  18210
Check Point Software Tech       COM     M22465104       306      3620 SH            Sole                   3620
Chicago Bridge & Iron Co        COM     N19808109       511     34915 SH            Sole                  34915
Children's Place                COM     168905107      3924    147396 SH            Sole                 147396
Church & Dwight Inc.            COM     171340102      2312     92480 SH            Sole                  92480
Cisco Systems                   COM     17275R102      1421     20727 SH            Sole                  20727
Citrix Systems Inc.             COM     177376100     55407    894555 SH            Sole                 894555
Clarify Inc.                    COM     180492100     59972   1191984 SH            Sole                1191984
Cleco Corp                      COM     153897608       310      9570 SH            Sole                   9570
Cogeneration Corp of America    COM     19238M105      2086     86240 SH            Sole                  86240
Colorado Medtech Inc            COM     19652U104      1041     72110 SH            Sole                  72110
Commscope Inc.                  COM     203372107     39455   1213990 SH            Sole                1213990
Cree Research Inc.              COM     225447101      4997    147238 SH            Sole                 147238
D R Horton Inc                  COM     23331A109       173     13390 SH            Sole                  13390
Dayton Hudson Corp              COM     239753106       216      3595 SH            Sole                   3595
Dell Computer                   COM     247025109       445     10633 SH            Sole                  10633
Dollar Thrifty Automotive       COM     256743105       329     15890 SH            Sole                  15890
E. W. Blanch Holdings           COM     093210102      3439     52799 SH            Sole                  52799
EMC Corp                        COM     268648102     78533   1100286 SH            Sole                1100286
Electronics for Imaging         COM     286082102     43668    849473 SH            Sole                 849473


Emulex Corp.                    COM     292475209     37190    433075 SH            Sole                 433075
Enron Corp.                     COM     293561106       657     15995 SH            Sole                  15995
Fossil Inc.                     COM     349882100      1597     59021 SH            Sole                  59021
Frontier Airplanes              COM     359065109       174     18310 SH            Sole                  18310
Galileo Technology Ltd          COM     M47298100     32237   1289500 SH            Sole                1289500
Gap                             COM     364760108       366     11436 SH            Sole                  11436
Gemstar Internl.                COM     G3788V106     60929    779895 SH            Sole                 779895
Genesco                         COM     371532102       423     33840 SH            Sole                  33840
Gerber Scientific Inc           COM     373730100       280     12495 SH            Sole                  12495
Harley Davidson Inc.            COM     412822108       629     12560 SH            Sole                  12560
Harmonic Inc.                   COM     413160102     10738     82085 SH            Sole                  82085
Haverty Furniture               COM     419596101       502     34590 SH            Sole                  34590
Helix Technology                COM     423319102     29589    889895 SH            Sole                 889895
Hollywood Park Inc.             COM     436255103       286     18625 SH            Sole                  18625
Home Depot                      COM     437076102       953     13880 SH            Sole                  13880
IBM                             COM     459200101       727      6009 SH            Sole                   6009
Icos Corp                       COM     449295104       277      9390 SH            Sole                   9390
Imation Corp.                   COM     45245A107       390     12575 SH            Sole                  12575
In Focus Systems Inc.           COM     452919103      3525    210426 SH            Sole                 210426
Inso Corporation                COM     457674109       168     21000 SH            Sole                  21000
Integrated Device Technology    COM     458118106       287     15500 SH            Sole                  15500
Internet Cap Group              COM     46059c999       484      5508 SH            Sole                   5508
Jabil Circuit                   COM     466313103     36749    742410 SH            Sole                 742410
Jack in the Box Inc.            COM     466367109       648     25970 SH            Sole                  25970
Jakks Pacific Inc.              COM     47012E106      5830    155475 SH            Sole                 155475
Javelin Systems                 COM     471896100       207     21000 SH            Sole                  21000
K-Swiss Inc.                    COM     482686102       321     10175 SH            Sole                  10175
Kemet Corp                      COM     488360108      5300    165800 SH            Sole                 165800
Labor Ready Inc.                COM     505401208       189     18792 SH            Sole                  18792
Laser Vision Centers Inc.       COM     51807H100      2549    181699 SH            Sole                 181699
Lexmark Intl.                   COM     529771107       955     11860 SH            Sole                  11860
Lifeworks Holdings              COM     531934107         1    160600 SH            Sole                 160600
Lightbridge Inc.                COM     532226107      2842    144350 SH            Sole                 144350
Lithia Motors Inc.              COM     536797103       321     13985 SH            Sole                  13985
MDC Holdings Inc.               COM     552676108       253     15660 SH            Sole                  15660


MGI Properties                  COM     552885105       124     13800 SH            Sole                  13800
Macromedia                      COM     556100105     66864   1635805 SH            Sole                1635805
Medimmune Inc.                  COM     584699102     61020    612305 SH            Sole                 612305
Mercury Interactive Corp        COM     589405109     37022    573425 SH            Sole                 573425
Micrel Semiconductor            COM     594793101       315      7270 SH            Sole                   7270
Microsoft Corp.                 COM     594918104      1109     12250 SH            Sole                  12250
Millenium Pharms                COM     599902103      2684     41297 SH            Sole                  41297
MiniMed Inc.                    COM     60365K108     51523    524408 SH            Sole                 524408
Mobile Mini Inc.                COM     60740F105      4986    227940 SH            Sole                 227940
Monaco Coach Corp.              COM     60886R103       460     18872 SH            Sole                  18872
Nokia                           COM     654902204      1227     13650 SH            Sole                  13650
Optical Coating Lab Inc.        COM     683829105     31718    344520 SH            Sole                 344520
Oshkosh Truck Corp              COM     688239201      4083    153366 SH            Sole                 153366
Oxford Indus.                   COM     691497309       227     10550 SH            Sole                  10550
PMC Sierra Inc.                 COM     69344F106       386      4175 SH            Sole                   4175
Pervasive Software Inc.         COM     715710109       515     14930 SH            Sole                  14930
PolyMedica Corp.                COM     731738100      2252     96860 SH            Sole                  96860
Power Integrations Inc.         COM     739276103     44672    645089 SH            Sole                 645089
Priority Healthcare Corp.       COM     74264T102      4714    152684 SH            Sole                 152684
Project Software & Development  COM     74339P101      3328     62200 SH            Sole                  62200
QLogic Corp                     COM     747277101     58949    844380 SH            Sole                 844380
QUALCOMM Inc.                   COM     747525103       759      4010 SH            Sole                   4010
Quanta Services                 COM     74762E102       386     13160 SH            Sole                  13160
RF Micro Devices Inc.           COM     749941100     52197   1140915 SH            Sole                1140915
RalCorp Hldgs Inc.              COM     751028101       219     12395 SH            Sole                  12395
Rank Group PLC                  COM     753037100        71     10170 SH            Sole                  10170
Rex Stores Inc.                 COM     761624105      3532    113926 SH            Sole                 113926
Rock-Tenn Co                    COM     772739207       320     22195 SH            Sole                  22195
SDL  Inc.                       COM     784076101      4159     54505 SH            Sole                  54505
SYSCO                           COM     871829107       601     17145 SH            Sole                  17145
Salton/Maxim Housewares         COM     795757103       310     10002 SH            Sole                  10002
Sandisk Corp                    COM     80004C101     31725    486670 SH            Sole                 486670
SawTech Inc.                    COM     805468105      3212     91761 SH            Sole                  91761
Shoe Pavilion Inc.              COM     824894109        37     10000 SH            Sole                  10000
Siebel Systems Inc.             COM     826170102       369      5545 SH            Sole                   5545


Sipex Corp                      COM     829909100       286     20000 SH            Sole                  20000
Solectron Corp.                 COM     834182107       939     13080 SH            Sole                  13080
Stone Energy Corp               COM     861642106      1719     33700 SH            Sole                  33700
Syncor Intl.                    COM     87157J106      2809     74900 SH            Sole                  74900
Texas Instruments               COM     882508104       652      7925 SH            Sole                   7925
Tiffany & Co.                   COM     886547108       371      6185 SH            Sole                   6185
TranSwitch Corp.                COM     894065101      2922     51270 SH            Sole                  51270
TriQuint Semiconductor          COM     89674K103     34811    608710 SH            Sole                 608710
Tyco Int'l                      COM     902124106       738      7150 SH            Sole                   7150
U.S. West Media Group           COM     58440J104       615      9000 SH            Sole                   9000
US Cellular Corp.               COM     911684108       255      3745 SH            Sole                   3745
Unify Corporation               COM     904743101      2741    121805 SH            Sole                 121805
United Stationers               COM     913004107       437     20525 SH            Sole                  20525
Univision Communication         COM     914906102       290      3560 SH            Sole                   3560
VISX Inc.                       COM     92844S105     65905    833244 SH            Sole                 833244
Valassis Comm.                  COM     918866104     29349    667965 SH            Sole                 667965
Vantive Corp.                   COM     922091103       130     15000 SH            Sole                  15000
Vodafone Group - ADR            COM     92857T107      1294      5442 SH            Sole                   5442
WFS Fincancial                  COM     92923B106       314     15320 SH            Sole                  15320
Walgreen Co.                    COM     931422109       251      9880 SH            Sole                   9880
Waters Corp                     COM     941848103     44213    730041 SH            Sole                 730041
Windmere Durable Holdings       COM     973411101       448     37135 SH            Sole                  37135
Winnebago Industries            COM     974637100      4895    204479 SH            Sole                 204479
Xilinx                          COM     983919101      2087     31840 SH            Sole                  31840
Yellow Corp                     COM     985509108       300     18100 SH            Sole                  18100
Zoll Med Corp                   COM     989922109       591     19545 SH            Sole                  19545
Zomax Inc.                      COM     989929104      5911    228441 SH            Sole                 228441
Zoran Corp                      COM     98975F101      4111    151570 SH            Sole                 151570
158 DATA RECORDS                                    1637708           0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED